Advances from the Federal Home Loan Bank of New York (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances from the Federal Home Loan Bank of New York (Textual) [Abstract]
Interest expense on advances from the FHLB NY	$ 1,438,000	$ 1,418,000	$ 1,744,000
FHLB New York [Member]
Advances from the Federal Home Loan Bank of New York (Textual) [Abstract]
Fixed-rate advances from the FHLB NY	61,400,000	2,700,000
Mature of fixed-rate advances from the FHLB NY	2022	2018
Interest rates on fixed-rate advances from the FHLB NY, lower range	1.60%	3.78%
Interest rates on fixed-rate advances from the FHLB NY, upper range	5.87%	5.87%
FHLB weighted average interest rate	2.10%	4.62%
Interest expense on advances from the FHLB NY	$ 425,000	$ 153,000	$ 348,000